Income Taxes - Schedule of Reconciliation of the Beginning and Ending Amounts of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at January 1	$ 31,143	$ 106,246	$ 153,184
Gross increases - prior period tax positions		1,626	6,082
Gross decreases - prior period tax positions	(14,158)	(43,098)	(35,508)
Gross increases - current period tax positions	1,222	5,066	4,064
Settlements with taxing authorities	(2,408)	(38,697)	(21,576)
Lapse in Statutes of Limitations	(2,075)
Gross unrecognized tax benefits at December 31	$ 13,724	$ 31,143	$ 106,246